Nuveen Preferred Securities and Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.7%
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 48 .5 % X 2,019,608,691
Automobiles & Components - 1.4%
$ 43,118 (b) General Motors Financial Co Inc 5.750% N/A (c) $ 36,111,325
24,979 (b) General Motors Financial Co Inc 5.700% N/A (c) 21,898,395
Total Automobiles & Components 58,009,720
Banks - 20.0%
16,626 (b) Bank of America Corp 6.500% N/A (c) 16,480,410
3,000 (d) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.774% N/A (c) 2,987,001
13,651 Bank of America Corp 6.100% N/A (c) 13,490,391
6,780 Bank of America Corp 4.375% N/A (c) 5,866,567
22,649 Bank of America Corp 6.250% N/A (c) 22,339,800
26,726 (b) Bank of America Corp 6.300% N/A (c) 26,510,647
49,701 Citigroup Inc 5.950% N/A (c) 48,000,068
11,994 Citigroup Inc 4.150% N/A (c) 9,907,505
37,169 (b) Citigroup Inc 6.300% N/A (c) 36,562,432
35,016 Citigroup Inc 5.000% N/A (c) 33,728,609
16,930 Citigroup Inc 7.625% N/A (c) 16,837,743
13,777 Citigroup Inc 6.250% N/A (c) 13,379,401
9,885 (b) Citigroup Inc 7.375% N/A (c) 9,775,279
17,365 Citizens Financial Group Inc 4.000% N/A (c) 13,176,836
3,846 Citizens Financial Group Inc 6.375% N/A (c) 3,290,203
22,396 CoBank ACB 6.250% N/A (c) 21,270,825
33,000 CoBank ACB 6.450% N/A (c) 31,230,642
14,665 Farm Credit Bank of Texas, 144A 5.700% N/A (c) 13,785,100
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (c) 5,974,525
10,336 Fifth Third Bancorp 4.500% N/A (c) 9,317,586
1,875 (d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.689% N/A (c) 1,738,759
17,141 (b),(d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (c) 17,345,361
5,510 Goldman Sachs Group Inc/The 3.800% N/A (c) 4,643,744
965 Goldman Sachs Group Inc/The 4.400% N/A (c) 874,289
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (c) 11,868,823
26,515 Huntington Bancshares Inc/OH 5.625% N/A (c) 23,149,067
62,455 JPMorgan Chase & Co 6.750% N/A (c) 62,448,899
4,657 JPMorgan Chase & Co 3.650% N/A (c) 4,192,457
31,738 JPMorgan Chase & Co 5.000% N/A (c) 31,249,809
7,059 JPMorgan Chase & Co 6.100% N/A (c) 7,022,343
6,491 KeyCorp 5.000% N/A (c) 5,023,471
14,785 M&T Bank Corp 3.500% N/A (c) 10,543,386
10,323 M&T Bank Corp 5.125% N/A (c) 8,321,370
8,046 M&T Bank Corp 6.450% N/A (c) 7,824,713
16,330 PNC Financial Services Group Inc/The 3.400% N/A (c) 12,515,809
8,444 PNC Financial Services Group Inc/The 5.000% N/A (c) 7,374,705
7,340 (d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.679% N/A (c) 7,303,180
14,835 PNC Financial Services Group Inc/The 6.000% N/A (c) 13,290,941
30,660 PNC Financial Services Group Inc/The 6.250% N/A (c) 26,735,615
6,555 (b) PNC Financial Services Group Inc/The 6.200% N/A (c) 6,190,757
14,102 Regions Financial Corp 5.750% N/A (c) 13,313,894
24,314 Truist Financial Corp 5.100% N/A (c) 20,910,040
12,446 (b),(d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (c) 12,065,642
41,536 Truist Financial Corp 4.800% N/A (c) 36,695,129
24,750 Wells Fargo & Co 7.625% N/A (c) 25,368,973

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 37,830 Wells Fargo & Co 3.900% N/A (c) $ 34,129,174
47,503 Wells Fargo & Co 5.875% N/A (c) 46,792,649
6,580 Wells Fargo & Co 7.950% 11/15/29 7,158,734
7,490 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.471% N/A (c) 6,479,247
6,645 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (c) 6,306,572
Total Banks 832,789,122
Capital Goods - 2.6%
42,469 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 42,453,796
17,977 (b) AerCap Holdings NV 5.875% 10/10/79 17,372,212
11,955 Air Lease Corp 4.650% N/A (c) 10,222,846
39,963 ILFC E-Capital Trust I, 144A 7.459% 12/21/65 30,549,295
10,564 ILFC E-Capital Trust I, 144A 7.209% 12/21/65 7,742,017
Total Capital Goods 108,340,166
Energy - 1.7%
14,306 Enbridge Inc 5.750% 7/15/80 12,431,914
12,755 Enbridge Inc 7.625% 1/15/83 12,056,757
10,154 Enbridge Inc 6.000% 1/15/77 9,215,637
4,735 Enbridge Inc 5.500% 7/15/77 4,162,923
11,442 Energy Transfer LP 6.500% N/A (c) 10,714,189
3,895 Energy Transfer LP 7.125% N/A (c) 3,448,907
20,747 Transcanada Trust 5.600% 3/07/82 16,710,499
4,125 Transcanada Trust 5.875% 8/15/76 3,859,218
Total Energy 72,600,044
Financial Services - 6.2%
19,925 Ally Financial Inc 4.700% N/A (c) 12,843,175
11,040 (b) Ally Financial Inc 4.700% N/A (c) 7,770,318
20,885 American AgCredit Corp, 144A 5.250% N/A (c) 19,318,625
13,930 American Express Co 3.550% N/A (c) 11,743,408
7,300 Bank of New York Mellon Corp/The 4.700% N/A (c) 7,118,871
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (c) 12,098,450
11,655 (b) Capital One Financial Corp 3.950% N/A (c) 8,812,145
16,246 (b) Charles Schwab Corp/The 5.375% N/A (c) 15,697,426
11,210 Charles Schwab Corp/The 4.000% N/A (c) 9,650,733
3,955 Citigroup Capital III 7.625% 12/01/36 4,061,314
6,700 Compeer Financial ACA, 144A 4.875% N/A (c) 6,164,000
8,000 Discover Financial Services 5.500% N/A (c) 5,566,478
8,108 Discover Financial Services 6.125% N/A (c) 7,523,878
25,209 Equitable Holdings Inc 4.950% N/A (c) 23,760,276
31,868 Goldman Sachs Group Inc/The 5.500% N/A (c) 31,422,925
25,800 Goldman Sachs Group Inc/The 5.300% N/A (c) 24,550,591
20,175 Goldman Sachs Group Inc/The 7.500% N/A (c) 20,468,587
2,925 Goldman Sachs Group Inc/The 4.125% N/A (c) 2,467,784
26,248 Voya Financial Inc 7.748% N/A (c) 26,035,378
Total Financial Services 257,074,362
Food, Beverage & Tobacco - 3.0%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (c) 12,520,675
51,917 Land O' Lakes Inc, 144A 7.250% N/A (c) 40,495,260
44,310 Land O' Lakes Inc, 144A 8.000% N/A (c) 38,328,150
46,321 Land O' Lakes Inc, 144A 7.000% N/A (c) 34,277,540
Total Food, Beverage & Tobacco 125,621,625

Principal
Amount (000) Description (a) Coupon Maturity Value
Insurance - 9.2%
$ 7,115 Aegon NV 5.500% 4/11/48 $ 6,612,200
7,025 American International Group Inc 5.750% 4/01/48 6,578,120
51,650 (b) Assurant Inc 7.000% 3/27/48 51,373,507
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 57,643,600
19,875 AXIS Specialty Finance LLC 4.900% 1/15/40 16,311,258
13,804 Enstar Finance LLC 5.750% 9/01/40 12,835,225
14,288 Enstar Finance LLC 5.500% 1/15/42 11,731,418
10,830 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 10,394,265
28,387 (b) Markel Group Inc 6.000% N/A (c) 27,759,332
24,448 MetLife Inc, 144A 9.250% 4/08/38 27,092,486
7,425 MetLife Inc 3.850% N/A (c) 6,990,360
4,531 MetLife Inc 5.875% N/A (c) 4,293,716
14,051 PartnerRe Finance B LLC 4.500% 10/01/50 11,708,440
21,542 Provident Financing Trust I 7.405% 3/15/38 21,618,511
3,085 Prudential Financial Inc 3.700% 10/01/50 2,543,232
8,234 Prudential Financial Inc 5.125% 3/01/52 7,314,745
24,561 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 24,321,226
15,606 (b) QBE Insurance Group Ltd, 144A 5.875% N/A (c) 15,010,074
34,059 SBL Holdings Inc, 144A 6.500% N/A (c) 20,441,701
65,824 SBL Holdings Inc, 144A 7.000% N/A (c) 41,716,789
Total Insurance 384,290,205
Media & Entertainment - 0.2%
10,628 Paramount Global 6.375% 3/30/62 8,555,540
Total Media & Entertainment 8,555,540
Technology Hardware & Equipment - 0.2%
9,350 Vodafone Group PLC 4.125% 6/04/81 7,516,534
Total Technology Hardware & Equipment 7,516,534
Telecommunication Services - 0.6%
22,509 Vodafone Group PLC 7.000% 4/04/79 22,734,456
Total Telecommunication Services 22,734,456
Utilities - 3.4%
13,450 AES Andes SA, 144A 6.350% 10/07/79 12,488,642
7,705 AES Andes SA, 144A 7.125% 3/26/79 7,271,806
14,161 American Electric Power Co Inc 3.875% 2/15/62 11,645,245
4,789 CMS Energy Corp 4.750% 6/01/50 4,136,224
13,579 Edison International 5.000% N/A (c) 12,418,840
5,247 Edison International 5.375% N/A (c) 4,852,202
40,009 Emera Inc 6.750% 6/15/76 38,689,631
12,730 Sempra 4.875% N/A (c) 12,197,531
14,740 Sempra 4.125% 4/01/52 11,945,417
13,626 Southern Co/The 4.000% 1/15/51 12,755,594
10,900 Vistra Corp, 144A 7.000% N/A (c) 10,355,000
3,395 Vistra Corp, 144A 8.000% N/A (c) 3,320,785
Total Utilities 142,076,917
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,196,255,583) 2,019,608,691

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 31 .1 % X 1,297,091,770
Banks - 26.2%
$ 9,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (c) $ 9,560,297
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (c) 23,747,366
31,985 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) 30,603,082
8,595 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 8,747,346
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (c) 9,767,228
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (c) 15,361,880
15,200 Banco Santander SA , Reg S 7.500% N/A (c) 15,075,658
42,835 Banco Santander SA 4.750% N/A (c) 33,374,535
19,800 Banco Santander SA 9.625% N/A (c) 20,666,250
52,965 Barclays PLC 8.000% N/A (c) 49,422,351
27,620 Barclays PLC 6.125% N/A (c) 25,616,821
7,075 Barclays PLC 9.625% N/A (c) 7,089,150
18,135 Barclays PLC 8.000% N/A (c) 17,839,572
19,606 BNP Paribas SA, 144A 7.375% N/A (c) 19,463,423
43,770 BNP Paribas SA, 144A 7.750% N/A (c) 43,061,950
30,065 BNP Paribas SA, 144A 8.500% N/A (c) 30,511,586
12,305 (b) BNP Paribas SA, 144A 9.250% N/A (c) 12,918,736
15,630 (b) BNP Paribas SA, 144A 6.625% N/A (c) 15,519,937
17,765 BNP Paribas SA, 144A 7.000% N/A (c) 16,512,916
12,025 Credit Agricole SA, 144A 4.750% N/A (c) 9,625,857
42,374 Credit Agricole SA, 144A 8.125% N/A (c) 42,479,935
50,169 HSBC Holdings PLC 6.000% N/A (c) 45,610,901
38,510 (b) HSBC Holdings PLC 8.000% N/A (c) 38,813,574
76,297 HSBC Holdings PLC 6.375% N/A (c) 73,566,643
22,860 ING Groep NV , Reg S 6.750% N/A (c) 22,489,439
29,400 ING Groep NV 6.500% N/A (c) 28,242,228
46,559 ING Groep NV 5.750% N/A (c) 42,106,917
24,530 Intesa Sanpaolo SpA, 144A 7.700% N/A (c) 23,569,113
27,366 Lloyds Banking Group PLC 7.500% N/A (c) 26,862,883
28,545 Lloyds Banking Group PLC 8.000% N/A (c) 27,034,350
42,665 Lloyds Banking Group PLC 7.500% N/A (c) 41,114,358
18,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (c) 16,608,468
25,410 NatWest Group PLC 6.000% N/A (c) 24,135,584
32,494 NatWest Group PLC 8.000% N/A (c) 32,227,549
16,900 Nordea Bank Abp, 144A 6.625% N/A (c) 16,215,667
7,183 (b) Societe Generale SA, 144A 8.000% N/A (c) 7,050,262
50,355 Societe Generale SA, 144A 9.375% N/A (c) 50,394,629
10,075 Societe Generale SA, 144A 4.750% N/A (c) 8,517,308
5,000 Societe Generale SA, 144A 5.375% N/A (c) 3,805,806
12,226 Societe Generale SA, 144A 6.750% N/A (c) 10,292,666
16,920 Societe Generale SA, 144A 7.875% N/A (c) 16,920,000
34,260 Societe Generale SA, 144A 10.000% N/A (c) 35,208,420
5,986 Standard Chartered PLC, 144A 6.000% N/A (c) 5,769,964
25,875 Standard Chartered PLC, 144A 7.750% N/A (c) 25,640,518
18,774 UniCredit SpA , Reg S 8.000% N/A (c) 18,586,260
Total Banks 1,097,749,383
Financial Services - 4.9%
60,029 Deutsche Bank AG 6.000% N/A (c) 52,534,379
11,000 Deutsche Bank AG 7.500% N/A (c) 10,362,754
46,385 UBS Group AG , Reg S 6.875% N/A (c) 44,589,715
45,277 UBS Group AG , Reg S 7.000% N/A (c) 44,314,864
42,845 UBS Group AG, 144A 7.000% N/A (c) 42,643,817
4,620 UBS Group AG, 144A 9.250% N/A (c) 4,896,858
Total Financial Services 199,342,387
Total Contingent Capital Securities
(cost $1,352,640,447) 1,297,091,770

Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 17 .5 % X 730,956,584
Banks - 4.5%
65,271 CoBank ACB 6.200% $ 6,282,334
542,086 Farm Credit Bank of Texas, 144A 9.681% 53,937,557
486,433 Fifth Third Bancorp 6.625% 12,214,333
280,000 Huntington Bancshares Inc/OH 8.355% 4,060,000
1,488,532 KeyCorp 6.200% 30,202,314
285,287 KeyCorp 6.125% 6,167,905
1,141,927 New York Community Bancorp Inc 6.375% 26,458,449
645,483 Regions Financial Corp 6.375% 14,349,087
302,269 Regions Financial Corp 5.700% 6,003,062
400,687 Synovus Financial Corp 5.875% 9,356,041
327,000 Western Alliance Bancorp 4.250% 5,359,530
484,833 Wintrust Financial Corp 6.875% 11,912,347
Total Banks 186,302,959
Capital Goods - 0.7%
844,551 Air Lease Corp 6.150% 20,623,936
271,800 WESCO International Inc 10.625% 7,338,600
Total Capital Goods 27,962,536
Energy - 1.8%
158,400 Energy Transfer LP 7.600% 3,979,008
1,142,602 NuStar Energy LP 11.315% 29,387,724
828,913 NuStar Energy LP 12.438% 21,344,510
688,551 NuStar Logistics LP 12.389% 18,487,594
Total Energy 73,198,836
Financial Services - 3.1%
188,834 AgriBank FCB 6.875% 18,883,400
558,300 Equitable Holdings Inc 5.250% 11,573,559
385,749 Federal Agricultural Mortgage Corp 6.000% 9,759,450
1,344,835 Morgan Stanley 5.850% 31,576,726
548,497 Morgan Stanley 6.375% 13,679,515
322,188 Morgan Stanley 6.875% 8,151,356
242,300 Morgan Stanley 6.500% 6,251,340
350,835 Synchrony Financial 5.625% 5,841,403
1,058,054 Voya Financial Inc 5.350% 25,171,104
Total Financial Services 130,887,853
Food, Beverage & Tobacco - 1.5%
1,451,502 CHS Inc 7.100% 37,811,627
528,896 CHS Inc 6.750% 13,407,514
193,870 CHS Inc 7.875% 5,085,210
44,881 CHS Inc 7.500% 1,178,126
76,700 Dairy Farmers of America Inc, 144A 7.875% 6,711,250
Total Food, Beverage & Tobacco 64,193,727
Insurance - 5.7%
1,275,637 American Equity Investment Life Holding Co 5.950% 28,791,127
1,153,711 American Equity Investment Life Holding Co 6.625% 27,827,509
1,069,225 (b) Aspen Insurance Holdings Ltd 9.593% 27,618,082
603,290 (b) Aspen Insurance Holdings Ltd 5.625% 12,331,248
191,504 Assurant Inc 5.250% 3,747,733
1,010,787 Athene Holding Ltd 6.350% 24,087,054
796,416 Athene Holding Ltd 6.375% 19,727,224
540,503 Athene Holding Ltd 7.750% 13,626,081
236,820 Delphi Financial Group Inc 8.831% 5,269,245
717,116 Enstar Group Ltd 7.000% 17,734,279
1,026,075 Maiden Holdings North America Ltd 7.750% 19,741,683
763,405 Reinsurance Group of America Inc 5.750% 19,222,538

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Shares   Description (a) Coupon Value
Insurance (continued)
556,200 Reinsurance Group of America Inc 7.125% $ 14,555,754
221,929 Selective Insurance Group Inc 4.600% 3,868,222
Total Insurance 238,147,779
Telecommunication Services - 0.1%
314,900 (b) AT&T Inc 4.750% 6,046,080
Total Telecommunication Services 6,046,080
Utilities - 0.1%
167,800 NiSource Inc 6.500% 4,216,814
Total Utilities 4,216,814
Total $25 Par (or similar) Retail Preferred
(cost $776,366,693) 730,956,584
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .6 % X 64,918,405
Banks - 0.2%
$ 7,340 ING Groep NV , Reg S 7.500% 12/30/49 $ 6,895,049
Total Banks 6,895,049
Energy - 0.4%
18,035 Enbridge Inc 8.500% 1/15/84 18,092,279
Total Energy 18,092,279
Financial Services - 1.0%
62,450 Credit Suisse Group AG 7.250% 3/12/72 6,869,500
61,301 Credit Suisse Group AG 7.500% 6/11/72 6,743,110
49,069 Credit Suisse Group AG 0.000% 1/17/72 5,397,590
36,075 Credit Suisse Group AG 7.500% 1/17/72 3,968,250
12,260 Credit Suisse Group AG 6.380% 2/21/72 1,348,600
8,421 Credit Suisse Group AG 5.250% 2/11/72 926,310
1,800 Deutsche Bank AG , Reg S 4.789% 12/30/49 1,518,750
12,595 UBS Group AG, 144A 9.250% 5/13/72 13,158,967
Total Financial Services 39,931,077
Total Corporate Bonds
(cost $268,816,492) 64,918,405
Total Long-Term Investments
(cost $4,594,079,215) 4,112,575,450
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8% X –
74,976,291 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(g) $ 74,976,291
Total Investments Purchased with Collateral from Securities Lending
(cost $74,976,291) 74,976,291
Total Investments (cost $ 4,669,055,506 ) - 100 .5% $ 4,187,551,741
Other Assets & Liabilities, Net -  (0.5)% (22,311,489)
Net Assets - 100% $ 4,165,240,252

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 3,150 3/24 $ 343,920,979 $ 345,860,156 $ 1,939,177
U.S. Treasury Long Bond 750 3/24 86,741,544 87,328,125 586,581
U.S. Treasury Ultra Bond 600 3/24 73,020,592 73,800,000 779,408
Total $503,683,115 $506,988,281 $3,305,166
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,019,608,691 $ – $ 2,019,608,691
Contingent Capital Securities – 1,297,091,770 – 1,297,091,770
$25 Par (or similar) Retail Preferred 693,810,355 37,146,229 – 730,956,584
Corporate Bonds – 64,918,405 – 64,918,405
Investments Purchased with Collateral from
Securities Lending 74,976,291 – – 74,976,291
Investments in Derivatives:
Futures Contracts* 3,305,166 – – 3,305,166
Total
$ 772,091,812 $ 3,418,765,095 $ – $ 4,190,856,907
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $72,652,708.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month

Nuveen Flexible Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.9%
X –
CORPORATE BONDS - 52 .2 % X 585,056,141
Automobiles & Components - 3.1%
$ 2,675 (b) Dana Inc 5.625% 6/15/28 $ 2,549,542
7,475 (b) Ford Motor Co 5.291% 12/08/46 6,076,090
9,365 Ford Motor Credit Co LLC 7.350% 11/04/27 9,634,895
15,280 General Motors Co 6.600% 4/01/36 15,656,142
485 Goodyear Tire & Rubber Co/The 9.500% 5/31/25 493,487
Total Automobiles & Components 34,410,156
Capital Goods - 4.3%
3,200 Ashtead Capital Inc, 144A 4.000% 5/01/28 2,943,613
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 2,650,188
6,715 ATS Corp, 144A 4.125% 12/15/28 5,925,987
13,025 Regal Rexnord Corp, 144A 6.400% 4/15/33 12,835,880
2,675 Regal Rexnord Corp, 144A 6.050% 4/15/28 2,631,886
6,450 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 5,792,416
9,875 (b) United Rentals North America Inc 5.250% 1/15/30 9,434,725
5,849 WESCO Distribution Inc, 144A 7.250% 6/15/28 5,947,633
Total Capital Goods 48,162,328
Consumer Discretionary Distribution & Retail - 2.6%
13,109 Bath & Body Works Inc 6.875% 11/01/35 12,402,597
8,005 Gap Inc, 144A 3.875% 10/01/31 6,322,634
15,319 Nordstrom Inc 5.000% 1/15/44 10,163,282
Total Consumer Discretionary Distribution & Retail 28,888,513
Consumer Services - 1.2%
15,075 McDonald's Corp 4.875% 12/09/45 13,730,097
Total Consumer Services 13,730,097
Consumer Staples Distribution & Retail - 1.9%
21,339 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 21,700,717
Total Consumer Staples Distribution & Retail 21,700,717
Energy - 2.6%
5,375 Antero Resources Corp, 144A 7.625% 2/01/29 5,504,650
11,775 COLUMBIA PIPELINES OPCO, 144A 6.544% 11/15/53 12,048,153
5,875 Diamondback Energy Inc 6.250% 3/15/33 6,082,145
6,404 Phillips 66 4.650% 11/15/34 5,992,544
Total Energy 29,627,492
Equity Real Estate Investment Trusts (REITs) - 1.4%
6,850 Iron Mountain Inc, 144A 4.875% 9/15/29 6,237,829
10,900 VICI Properties LP 5.625% 5/15/52 9,399,179
Total Equity Real Estate Investment Trusts (REITs) 15,637,008
Financial Services - 2.0%
9,250 Ally Financial Inc 8.000% 11/01/31 9,805,032
864 (b) Ally Financial Inc 5.750% 11/20/25 847,935
8,700 (b) HAT Holdings I LLC / HAT Holdings II LLC, 144A 6.000% 4/15/25 8,576,373
3,990 Raymond James Financial Inc 4.950% 7/15/46 3,448,893
Total Financial Services 22,678,233

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 1.8%
$ 9,250 Altria Group Inc 5.800% 2/14/39 $ 9,097,949
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 4,074,454
7,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 7,000,654
Total Food, Beverage & Tobacco 20,173,057
Health Care Equipment & Services - 2.7%
6,000 Centene Corp 4.625% 12/15/29 5,572,399
10,125 CVS Health Corp 4.780% 3/25/38 9,085,370
12,750 HCA Inc 5.125% 6/15/39 11,450,603
4,400 (b) Tenet Healthcare Corp 6.125% 10/01/28 4,265,800
Total Health Care Equipment & Services 30,374,172
Materials - 4.6%
6,600 ArcelorMittal SA 7.000% 10/15/39 6,820,169
5,575 ArcelorMittal SA 6.800% 11/29/32 5,739,842
9,625 Ashland Inc 6.875% 5/15/43 9,102,005
11,675 Celanese US Holdings LLC 6.165% 7/15/27 11,777,881
11,300 Sealed Air Corp, 144A 6.875% 7/15/33 11,321,617
6,625 Southern Copper Corp 5.875% 4/23/45 6,325,594
Total Materials 51,087,108
Media & Entertainment - 8.4%
9,275 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 8,824,752
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 13,456,363
10,800 (c) Charter Communications Operating LLC / Charter
Communications Operating Capital (TSFR3M reference rate
+ 1.912% spread)
7.289% 2/01/24 10,809,348
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 15,929,306
19,404 Paramount Global 6.875% 4/30/36 18,569,633
16,415 (b) TripAdvisor Inc, 144A 7.000% 7/15/25 16,470,319
12,325 Warnermedia Holdings Inc 5.141% 3/15/52 9,850,888
Total Media & Entertainment 93,910,609
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
13,675 Amgen Inc 4.875% 3/01/53 12,013,266
4,750 Avantor Funding Inc, 144A 4.625% 7/15/28 4,443,011
Total Pharmaceuticals, Biotechnology & Life Sciences 16,456,277
Semiconductors & Semiconductor Equipment - 1.5%
13,308 Amkor Technology Inc, 144A 6.625% 9/15/27 13,368,685
5,320 Broadcom Inc, 144A 3.187% 11/15/36 4,064,878
Total Semiconductors & Semiconductor Equipment 17,433,563
Software & Services - 1.2%
8,000 Oracle Corp 6.500% 4/15/38 8,561,701
4,750 Oracle Corp 5.550% 2/06/53 4,477,848
Total Software & Services 13,039,549
Technology Hardware & Equipment - 4.3%
26,344 Hewlett Packard Enterprise Co 6.350% 10/15/45 26,817,373
569 NCR Corp, 144A 5.250% 10/01/30 500,174
5,984 Seagate HDD Cayman, 144A 9.625% 12/01/32 6,721,337
4,720 Seagate HDD Cayman 4.091% 6/01/29 4,234,360
10,300 (b) Viasat Inc, 144A 5.625% 4/15/27 9,540,375
Total Technology Hardware & Equipment 47,813,619

Principal
Amount (000)   Description (a) Coupon Maturity Value
Telecommunication Services - 5.5%
$ 28,525 (c) AT&T Inc (TSFR3M reference rate + 1.180% spread) 6.852% 6/12/24 $ 28,634,139
6,707 GCI LLC, 144A 4.750% 10/15/28 6,021,411
26,775 Sprint LLC 7.125% 6/15/24 26,900,762
Total Telecommunication Services 61,556,312
Transportation - 1.6%
8,279 XPO CNW Inc 6.700% 5/01/34 8,246,546
8,060 XPO Inc, 144A 6.250% 6/01/28 7,962,670
2,145 XPO Inc, 144A 7.125% 6/01/31 2,168,115
Total Transportation 18,377,331
Total Corporate Bonds
(cost $637,396,662) 585,056,141
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 27 .6 % X 309,784,612
Automobiles & Components - 2.0%
$ 8,635 (b) Dana Inc 4.250% 9/01/30 $ 7,328,956
6,763 General Motors Financial Co Inc 6.500% N/A (d) 5,881,248
3,613 General Motors Financial Co Inc 5.700% N/A (d) 3,167,417
6,930 (b) Goodyear Tire & Rubber Co 5.250% 7/15/31 6,011,775
Total Automobiles & Components 22,389,396
Banks - 9.6%
10,160 (b) Bank of America Corp 6.500% N/A (d) 10,071,031
8,965 (b) Bank of America Corp 6.300% N/A (d) 8,892,762
4,691 Bank of America Corp 6.250% N/A (d) 4,626,959
23,521 (b) Citigroup Inc 6.250% N/A (d) 22,842,193
4,025 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (d) 4,072,988
24,175 JPMorgan Chase & Co 6.750% N/A (d) 24,172,639
3,000 JPMorgan Chase & Co 6.100% N/A (d) 2,984,421
9,994 (b) PNC Financial Services Group Inc/The 6.200% N/A (d) 9,438,661
5,450 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.679% N/A (d) 5,422,661
9,100 Wells Fargo & Co 5.875% N/A (d) 8,963,920
6,175 (b) Wells Fargo & Co 7.625% N/A (d) 6,329,431
Total Banks 107,817,666
Energy - 1.2%
12,781 Transcanada Trust 5.875% 8/15/76 11,957,496
1,150 Transcanada Trust 5.600% 3/07/82 926,258
Total Energy 12,883,754
Financial Services - 2.9%
8,227 Ally Financial Inc 4.700% N/A (d) 5,790,225
6,675 American Express Co 3.550% N/A (d) 5,627,225
5,425 Ares Finance Co III LLC, 144A 4.125% 6/30/51 4,448,491
4,075 Goldman Sachs Group Inc 5.300% N/A (d) 3,877,661
350 Goldman Sachs Group Inc 4.950% N/A (d) 330,343
5,475 Goldman Sachs Group Inc/The 7.500% N/A (d) 5,554,672
7,050 Morgan Stanley 5.948% 1/19/38 6,834,022
Total Financial Services 32,462,639

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 0.6%
$ 3,300 Land O' Lakes Inc, 144A 7.250% N/A (d) $ 2,574,000
3,200 Land O' Lakes Inc, 144A 7.000% N/A (d) 2,368,000
2,042 Land O' Lakes Inc, 144A 8.000% N/A (d) 1,766,330
Total Food, Beverage & Tobacco 6,708,330
Insurance - 1.7%
5,825 Enstar Finance LLC 5.500% 1/15/42 4,782,721
4,950 Enstar Finance LLC 5.750% 9/01/40 4,602,605
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 9,971,041
Total Insurance 19,356,367
Media & Entertainment - 0.7%
1,575 Paramount Global 6.375% 3/30/62 1,267,875
7,830 Sirius XM Radio Inc, 144A 4.000% 7/15/28 6,996,038
Total Media & Entertainment 8,263,913
Technology Hardware & Equipment - 1.2%
14,425 NCR Corp, 144A 5.125% 4/15/29 13,211,123
Total Technology Hardware & Equipment 13,211,123
Utilities - 7.7%
7,400 Dominion Energy Inc 4.350% N/A (d) 6,337,649
10,250 Edison International 5.000% N/A (d) 9,374,263
18,445 Emera Inc 6.750% 6/15/76 17,836,743
12,090 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 10,751,182
11,775 NRG Energy Inc, 144A 10.250% N/A (d) 11,663,699
6,121 Sempra 4.875% N/A (d) 5,864,972
20,475 Vistra Corp, 144A 8.000% N/A (d) 20,027,416
5,090 Vistra Corp, 144A 7.000% N/A (d) 4,835,500
Total Utilities 86,691,424
Total $1,000 Par (or similar) Institutional Preferred
(cost $344,019,719) 309,784,612
Shares Description (a) Value
X –
COMMON STOCKS - 8 .8 % X 98,558,707
Capital Goods - 1.4%
74,300 Carrier Global Corp $ 3,860,628
15,100 General Dynamics Corp 3,729,247
15,700 Huntington Ingalls Industries Inc 3,721,214
74,500 nVent Electric PLC 3,967,125
Total Capital Goods 15,278,214
Consumer Services - 0.5%
20,500 McDonald's Corp 5,777,720
Total Consumer Services 5,777,720
Consumer Staples Distribution & Retail - 0.5%
33,000 Walmart Inc 5,137,770
Total Consumer Staples Distribution & Retail 5,137,770
Energy - 1.0%
22,100 ConocoPhillips 2,554,097
32,700 Exxon Mobil Corp 3,359,598
53,200 Shell PLC, ADR 3,500,560
12,300 Valero Energy Corp 1,541,928
Total Energy 10,956,183

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 0.9%
21,300 American Tower Corp $ 4,447,014
99,796 National Storage Affiliates Trust 2,327,243
14,400 Public Storage 3,726,144
Total Equity Real Estate Investment Trusts (REITs) 10,500,401
Food, Beverage & Tobacco - 0.3%
39,000 Philip Morris International Inc 3,641,040
Total Food, Beverage & Tobacco 3,641,040
Health Care Equipment & Services - 1.1%
11,700 Cigna Group/The 3,075,696
10,300 Humana Inc 4,994,058
48,000 Medtronic PLC 3,804,960
Total Health Care Equipment & Services 11,874,714
Materials - 0.5%
54,100 DuPont de Nemours Inc 3,870,314
56,100 Sealed Air Corp 1,872,618
Total Materials 5,742,932
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
83,500 AstraZeneca PLC, Sponsored ADR 5,393,265
45,900 Gilead Sciences Inc 3,515,940
102,400 Sanofi, ADR 4,787,200
Total Pharmaceuticals, Biotechnology & Life Sciences 13,696,405
Semiconductors & Semiconductor Equipment - 0.6%
13,300 Applied Materials Inc 1,992,074
104,100 Intel Corp 4,653,270
Total Semiconductors & Semiconductor Equipment 6,645,344
Technology Hardware & Equipment - 0.5%
34,100 Cisco Systems Inc 1,649,758
230,600 Hewlett Packard Enterprise Co 3,899,446
Total Technology Hardware & Equipment 5,549,204
Utilities - 0.3%
51,582 Sempra 3,758,780
Total Utilities 3,758,780
Total Common Stocks
(cost $86,115,112) 98,558,707
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 7 .1 % X 79,888,812
Banks - 0.2%
77,954 (e) Citigroup Inc 9.696% $ 2,011,213
Total Banks 2,011,213
Capital Goods - 0.5%
204,000 WESCO International Inc 10.625% 5,508,000
Total Capital Goods 5,508,000
Financial Services - 1.2%
314,799 Morgan Stanley 7.125% 7,945,527
89,574 Morgan Stanley 6.875% 2,266,222
194,900 Synchrony Financial 5.625% 3,245,085
Total Financial Services 13,456,834

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Shares   Description (a) Coupon Value
Food, Beverage & Tobacco - 1.1%
384,432 CHS Inc 6.750% $ 9,745,351
90,213 CHS Inc 7.100% 2,350,049
Total Food, Beverage & Tobacco 12,095,400
Insurance - 2.9%
287,059 Allstate Corp/The 7.375% 7,667,346
284,806 Athene Holding Ltd 6.350% 6,786,927
220,806 Athene Holding Ltd 6.375% 5,469,365
169,032 Enstar Group Ltd 7.000% 4,180,161
337,825 Reinsurance Group of America Inc 7.125% 8,840,880
Total Insurance 32,944,679
Utilities - 1.2%
118,890 Algonquin Power & Utilities Corp 6.200% 2,972,250
434,800 (b) SCE Trust VII 7.500% 10,900,436
Total Utilities 13,872,686
Total $25 Par (or similar) Retail Preferred
(cost $82,712,352) 79,888,812
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 1 .1 % X 12,107,940
Banks - 1.1%
10,830 Wells Fargo & Co 7.500% $ 12,107,940
Total Banks 12,107,940
Total Convertible Preferred Securities
(cost $13,589,059) 12,107,940
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CONVERTIBLE BONDS - 0 .6 % X 6,177,738
Utilities - 0.6%
$ 6,275 FirstEnergy Corp, 144A 4.000% 5/01/26 $ 6,177,738
Total Utilities 6,177,738
Total Convertible Bonds
(cost $6,347,261) 6,177,738
Shares Description (a) Coupon Issue Price Cap Price Maturity Value
X –
STRUCTURED NOTES - 0 .5 % X 6,146,605
292,400 Merrill Lynch International & Co,
Mandatory Exchangeable Note,
Linked to Common Stock of
Kenvue Inc (Cap 114.30% of the
Issue Price)
12.000% $23.6893 $27.0769 2/20/24 $ 6,146,605
Total Structured Notes
(cost $6,926,751) 6,146,605
Total Long-Term Investments
(cost $1,177,106,916) 1,097,720,555
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2% X –
24,314,906 (f) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(g) $ 24,314,906
Total Investments Purchased with Collateral from Securities Lending
(cost $24,314,906) 24,314,906

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 9,106,190
$ 8,830 (h) Fixed Income Clearing Corp (FICC) 5.290% 12/01/23 $ 8,830,000
276 (i) Fixed Income Clearing Corp (FICC) 1.600% 12/01/23 276,190
Total Repurchase Agreements
(cost $9,106,190) 9,106,190
Total Short-Term Investments
(cost $9,106,190) 9,106,190
Total Investments (cost $ 1,210,528,012 ) - 100 .9% 1,131,141,651
Other Assets & Liabilities, Net -  (0.9)% (10,352,255)
Net Assets - 100% $ 1,120,789,396
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 585,056,141 $ – $ 585,056,141
$1,000 Par (or similar) Institutional
Preferred – 309,784,612 – 309,784,612
Common Stocks 98,558,707 – – 98,558,707
$25 Par (or similar) Retail Preferred 68,988,376 10,900,436 – 79,888,812
Convertible Preferred Securities 12,107,940 – – 12,107,940
Convertible Bonds – 6,177,738 – 6,177,738
Structured Notes – 6,146,605 – 6,146,605
Investments Purchased with Collateral from
Securities Lending 24,314,906 – – 24,314,906
Short-Term Investments:
Repurchase Agreements – 9,106,190 – 9,106,190
Total
$ 203,969,929 $ 927,171,722 $ – $ 1,131,141,651
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $23,208,038.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

(d) Perpetual security. Maturity date is not applicable.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 5.290% dated 11/30/23 to be repurchased at $8,831,298 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 12/31/29, valued at $9,006,605.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 11/30/23 to be repurchased at $276,203 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $281,749.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month